Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Revenues	$ 11,333	$ 11,166
Adjusted EBITDA	3,437	2,954
Fair value adjustments (see note [5])	(183)	(20)
Depreciation	(296)	(313)
Other operating (losses) gains, net	(36)	8
Operating profit	1,755	1,390
Net interest expense	(362)	(403)
Other finance (costs) income	(203)	50
Share of post-tax (losses) earnings in equity method investments	(2)	4
Tax benefit	274	15
Earnings from continuing operations	1,462	1,056
Operating segments [member] | Financial & risk [member]
Disclosure of operating segments [Line Items]
Revenues	6,112	6,057
Adjusted EBITDA	1,916	1,629
Operating segments [member] | Legal [member]
Disclosure of operating segments [Line Items]
Revenues	3,390	3,367
Adjusted EBITDA	1,279	1,232
Operating segments [member] | Tax & accounting [member]
Disclosure of operating segments [Line Items]
Revenues	1,551	1,452
Adjusted EBITDA	495	414
Corporate & other (includes reuters news) [member]
Disclosure of operating segments [Line Items]
Revenues	296	304
Adjusted EBITDA	(253)	(321)
Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(16)	(14)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(699)	(711)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (468)	$ (528)